Biological assets	12 Months Ended
Jun. 30, 2024
Biological assets
Biological assets

14. Biological assets

Changes in the Group’s biological assets and their allocation to the fair value hierarchy for the years ended June 30, 2024 and 2023 were as follows:

	Agricultural business
	Sown land-crops		Sugarcane fields	Breeding cattle and cattle for sale (i)	Other cattle (i)	Others	Total
	Level 1	Level 3	Level 3	Level 2	Level 2	Level 1	Level 1
Balance as of June 30, 2022	14,839	20,464	32,910	52,731	951	505	122,400
Non-current (Production)	-	-	-	47,251	862	505	48,618
Current (Consumable)	14,839	20,464	32,910	5,480	89	-	73,782
Balance as of June 30, 2022	14,839	20,464	32,910	52,731	951	505	122,400
Transfers	(3,103)	3,103	-	-	-	-	-
Purchases	-	-	-	4,295	46	-	4,341
Initial recognition and changes in the fair value of biological assets (i)	-	16,782	(1,393)	(20,051)	(342)	-	(5,004)
Decrease due to harvest	-	(210,516)	(50,911)	-	-	-	(261,427)
Sales	-	-	-	(16,986)	(27)	-	(17,013)
Consumptions	-	-	-	(85)	(4)	(120)	(209)
Costs for the year	16,058	179,427	41,481	19,881	-	41	256,888
Foreign exchange	5,254	(2,814)	1,193	415	-	-	4,048
Balance as of June 30, 2023	33,048	6,446	23,280	40,200	624	426	104,024
Non-current (Production)	-	-	-	33,601	546	423	34,570
Current (Consumable)	33,048	6,446	23,280	6,599	78	3	69,454
Balance as of June 30, 2023	33,048	6,446	23,280	40,200	624	426	104,024
Purchases	-	-	-	7,422	7	-	7,429
Transfers	(2,500)	2,500	-	-	-	-	-
Initial recognition and changes in the fair value of biological assets (i)	-	9,222	3,179	(6,258)	(306)	-	5,837
Decrease due to harvest	-	(169,597)	(49,797)	-	-	-	(219,394)
Sales	-	-	-	(20,368)	(36)	-	(20,404)
Consumes	-	-	-	(90)	(2)	(92)	(184)
Costs for the year	15,599	169,002	46,693	17,362	-	58	248,714
Currency translation adjustment	(30,620)	(3,781)	(4,042)	(1,269)	-	-	(39,712)
Balance as of June 30, 2024	15,527	13,792	19,313	36,999	287	392	86,310
Non-current (Production)	-	-	-	27,419	218	388	28,025
Current (Consumable)	15,527	13,792	19,313	9,580	69	4	58,285
Balance as of June 30, 2024	15,527	13,792	19,313	36,999	287	392	86,310

(i)

Biological assets with a production cycle of more than one year (that is, cattle) generated “Initial recognition and changes in fair value of biological assets” amounting to ARS (6,564) and ARS (20,393) for the fiscal years ended June 30, 2024 and 2023, respectively. For the fiscal years ended June 30, 2024 and 2023, amounts of (ARS 4,008) and ARS (12,691), was attributable to price changes, and amounts of ARS (2,556) and ARS (7,702), was attributable to physical changes generated by production result, respectively.

Crops and oilseeds

The Group’s crops generally include crops and oilseeds (corn, wheat, soybean and sunflower) as well as peanut. The Group measures biological assets that have attained significant biological growth at fair value less costs to sell. The Group measures biological assets that have not attained significant biological growth or when the impact of biological transformation on price is not expected to be material, at cost less any impairment losses, which approximates fair value.

Sugarcane

The Group’s sugarcane production is based in Brazil and to a lesser extent in Bolivia. This crop’s production requires specific weather conditions (tropical and subtropical climates. The Group recognizes these crops at a fair value net of costs of sales as soon as the biological transformation of the bearer plant is observed.

Fair value of biological assets

When an active market exists for biological assets, the Group uses the quoted market price in the principal market as a basis to determine the fair value of its biological assets. Live cattle is measured at fair value less cost to sell, based on market quoted at an auction involving cattle of the same age, breed and genetic merit adjusted, if applicable, to reflect any difference. When there is no active market or market-determined prices are not available, (for example, unharvested crops with significant growth or growing agricultural produce of sugarcane), the Group determines the fair value of a biological asset based on discounted cash flows models.

These models require the input of highly subjective assumptions including observable and unobservable data. The not observable information is determined based on the best information available for example, by reference to historical information of past practices and results, statistics and agricultural information and other analytical techniques. Key assumptions utilized in this method include future market prices, estimated yields at the point of harvest and estimated future costs of harvesting and other costs.

Market prices are generally determined by reference to observable data in the principal market for the agricultural produce. Harvesting costs and other costs are estimated based on historical and statistical data. Yields are estimated based on several factors including the location of the farmland and soil type, environmental conditions, infrastructure and other restrictions and growth at the time of measurement. Yields are subject to a high degree of uncertainty and may be affected by several factors out of the Group’s control including but not limited to extreme or unusual weather conditions, plagues and other crop diseases.

The key assumptions discussed above are highly sensitive. Reasonable shifts in assumptions including but not limited to increases or decreases in prices, costs and discount factors used may result in a significant increase or decrease to the fair value of biological assets recognized at any given time. Cash flows are projected based on estimated production. Estimates of production in themselves are dependent on various assumptions, in addition to those described above, including but not limited to several factors such as location, environmental conditions and other restrictions. Changes in these estimates could materially impact on estimated production, and could therefore affect estimates of future cash flows used in the assessment of fair value. The valuation models and their assumptions are reviewed periodically, and, if necessary, adjusted.

As of June 30 of each year, the Group’s biological assets that are subject to a valuation model include unharvested crops and sugarcane plantations.

The fair value less estimated selling costs of agricultural produce at the point of harvest amount to ARS (159,780) and ARS (162,645) for the years ended June 30, 2024 and 2023, respectively.

When no quoted prices are available in an active market, the Group uses a range of valuation models. The following table presents main parameters:

Description	Valuation technique	Parameters	Discount rate	Range
Cattle (Level 2)	Comparable market prices	Price per livestock head/kg and per category	-	-
Sown land-crops (Level 3)	Discounted cash flows	Yields - Operating costs - Selling expenses - Future of sale prices - Discount rate	Argentina:	Argentina
			43.5% - 45.0%	Yields: 0.77 - 16.56 tn./ha.
Future of sale prices: 167,450 - 317,264 ARS/tn
Operating cost: 67,095 - 1,135,254 ARS/ha
			Brazil:	Brazil:
			11.9%	Yields: 100.87 soybean bag/ha.
Future of sale prices: 41.76 BRL/tn.
Operating cost: 8.84 BRL/ha.
Sugarcane fields (Level 3)	Discounted cash flows	Yields - Operating costs - Selling expenses - Future of sale prices - Discount rate	Brazil:	Brazil:
			11.9%	Yields: 82.92 tn/ha
Future of sale prices: 141.74 BRL/tn.
Operating cost: 86.73 BRL/tn.

As of June 30, 2024 and 2023, the better and maximum use of biological assets shall not significantly differ from the current use.

Capitalized cost of production as of June 30, 2024, 2023 and 2022 are as follows:

	06.30.2024	06.30.2023	06.30.2022

Supplies and labors	183,952	192,862	188,123
Salaries, social security costs and other personnel expenses	12,307	11,556	10,600
Depreciation and amortization	32,140	33,973	28,453
Fees and payments for services	745	508	629
Maintenance, security, cleaning, repairs and others	1,806	1,627	1,825
Taxes, rates and contributions	242	349	599
Leases and service charges	144	126	96
Freights	1,362	1,776	1,334
Travelling, library expenses and stationery	1,356	1,314	1,175
Other expenses	14,602	12,756	13,379
	248,656	256,847	246,213